Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Advantage Global Fund, Inc.
Entity Central Index Key	0000922457
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000199761
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Class K Shares returned 14.82%.

  For the same period, the MSCI All Country World Index (Net) returned 16.17%.

What contributed to performance?

Positive contributions to the Fund’s return were driven by sentiment insights. In particular, measures designed to evaluate informed investor positioning spotted a rotation out of crowded momentum trades and into more resilient themes, which benefited holdings of European financials, aerospace and defense firms, as well as Japanese banks. Text-based sentiment measures analyzing brokerage firm reports and conference call transcripts also contributed by steering the portfolio toward consumer staples companies. Alongside these gains from sentiment measures, a quality insight that penalizes companies issuing new shares added stability during periods of market volatility, supporting overall results.

What detracted from performance?

Detractors included fundamental valuation measures that favored lower-priced, lower-volatility stocks such as U.S. homebuilders, as investors chased growth and were willing to pay higher multiples. In addition, macro-thematic insights that track policy shifts, recession odds and bond market credit spreads failed to time the rotation within information technology as the market’s perception of the biggest artificial intelligence beneficiaries shifted.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	MSCI All Country World Index (Net)
Jul 15	$9,926	$10,087
Aug 15	$9,403	$9,395
Sep 15	$8,798	$9,055
Oct 15	$9,302	$9,766
Nov 15	$9,244	$9,685
Dec 15	$8,995	$9,510
Jan 16	$8,078	$8,937
Feb 16	$8,034	$8,875
Mar 16	$8,657	$9,533
Apr 16	$8,898	$9,674
May 16	$8,955	$9,686
Jun 16	$8,906	$9,627
Jul 16	$9,407	$10,042
Aug 16	$9,513	$10,076
Sep 16	$9,676	$10,138
Oct 16	$9,220	$9,966
Nov 16	$9,554	$10,041
Dec 16	$9,719	$10,258
Jan 17	$10,028	$10,539
Feb 17	$10,086	$10,834
Mar 17	$10,148	$10,967
Apr 17	$10,358	$11,138
May 17	$10,527	$11,384
Jun 17	$10,651	$11,436
Jul 17	$10,997	$11,755
Aug 17	$11,018	$11,800
Sep 17	$11,422	$12,028
Oct 17	$11,566	$12,278
Nov 17	$11,838	$12,516
Dec 17	$12,041	$12,717
Jan 18	$12,716	$13,435
Feb 18	$12,234	$12,871
Mar 18	$12,063	$12,595
Apr 18	$12,035	$12,715
May 18	$12,079	$12,731
Jun 18	$11,974	$12,662
Jul 18	$12,362	$13,044
Aug 18	$12,461	$13,147
Sep 18	$12,511	$13,204
Oct 18	$11,515	$12,214
Nov 18	$11,555	$12,393
Dec 18	$10,663	$11,520
Jan 19	$11,636	$12,430
Feb 19	$11,918	$12,762
Mar 19	$12,015	$12,923
Apr 19	$12,435	$13,359
May 19	$11,762	$12,567
Jun 19	$12,464	$13,390
Jul 19	$12,441	$13,429
Aug 19	$12,131	$13,110
Sep 19	$12,378	$13,386
Oct 19	$12,694	$13,752
Nov 19	$13,011	$14,088
Dec 19	$13,427	$14,584
Jan 20	$13,269	$14,423
Feb 20	$12,260	$13,258
Mar 20	$10,399	$11,468
Apr 20	$11,567	$12,697
May 20	$12,195	$13,249
Jun 20	$12,606	$13,672
Jul 20	$13,269	$14,395
Aug 20	$14,137	$15,277
Sep 20	$13,674	$14,784
Oct 20	$13,328	$14,425
Nov 20	$14,864	$16,203
Dec 20	$15,559	$16,955
Jan 21	$15,553	$16,878
Feb 21	$15,950	$17,269
Mar 21	$16,340	$17,730
Apr 21	$16,999	$18,505
May 21	$17,280	$18,793
Jun 21	$17,439	$19,041
Jul 21	$17,561	$19,172
Aug 21	$17,960	$19,652
Sep 21	$17,131	$18,840
Oct 21	$17,946	$19,802
Nov 21	$17,580	$19,325
Dec 21	$18,358	$20,098
Jan 22	$17,540	$19,111
Feb 22	$16,920	$18,617
Mar 22	$17,283	$19,020
Apr 22	$15,874	$17,498
May 22	$16,137	$17,519
Jun 22	$14,742	$16,042
Jul 22	$15,618	$17,162
Aug 22	$14,974	$16,530
Sep 22	$13,536	$14,948
Oct 22	$14,523	$15,850
Nov 22	$15,790	$17,079
Dec 22	$15,115	$16,407
Jan 23	$16,174	$17,583
Feb 23	$15,644	$17,079
Mar 23	$16,246	$17,606
Apr 23	$16,478	$17,859
May 23	$16,224	$17,668
Jun 23	$17,247	$18,693
Jul 23	$17,864	$19,378
Aug 23	$17,356	$18,836
Sep 23	$16,660	$18,057
Oct 23	$16,282	$17,514
Nov 23	$17,777	$19,131
Dec 23	$18,562	$20,050
Jan 24	$18,547	$20,167
Feb 24	$19,438	$21,033
Mar 24	$20,226	$21,693
Apr 24	$19,438	$20,977
May 24	$20,469	$21,829
Jun 24	$21,080	$22,316
Jul 24	$21,382	$22,675
Aug 24	$21,764	$23,251
Sep 24	$22,221	$23,791
Oct 24	$21,882	$23,257
Nov 24	$22,788	$24,127
Dec 24	$22,078	$23,556
Jan 25	$22,731	$24,347
Feb 25	$22,664	$24,200
Mar 25	$21,860	$23,244
Apr 25	$21,919	$23,461
May 25	$23,124	$24,810
Jun 25	$24,204	$25,923

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	14.82%	13.94%	9.24%
MSCI All Country World Index (Net)...
	16.17	13.65	9.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 473,308,291
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,151,815
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$473,308,291
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$2,151,815
Portfolio Turnover Rate...
160%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
United States...
66.1%
Japan...
7.0
Canada...
3.8
China...
3.1
United Kingdom...
2.8
Taiwan...
2.4
Germany...
2.2
France...
1.8
Switzerland...
1.6
South Korea...
1.4
OtherFootnote Reference(a)...
5.6
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.1
SecurityFootnote Reference(b)	Percent of Net Assets
NVIDIA Corp...
4.5%
Apple, Inc...
4.3
Microsoft Corp...
4.0
Amazon.com, Inc...
2.5
Bank of America Corp...
1.8
Pfizer, Inc...
1.6
S&P Global, Inc...
1.6
Alphabet, Inc., Class A...
1.5
Morgan Stanley...
1.5
Novartis AG (Registered)...
1.5
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000007433
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$130	1.21%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Class R Shares returned 14.15%.

  For the same period, the MSCI All Country World Index (Net) returned 16.17%.

What contributed to performance?

Positive contributions to the Fund’s return were driven by sentiment insights. In particular, measures designed to evaluate informed investor positioning spotted a rotation out of crowded momentum trades and into more resilient themes, which benefited holdings of European financials, aerospace and defense firms, as well as Japanese banks. Text-based sentiment measures analyzing brokerage firm reports and conference call transcripts also contributed by steering the portfolio toward consumer staples companies. Alongside these gains from sentiment measures, a quality insight that penalizes companies issuing new shares added stability during periods of market volatility, supporting overall results.

What detracted from performance?

Detractors included fundamental valuation measures that favored lower-priced, lower-volatility stocks such as U.S. homebuilders, as investors chased growth and were willing to pay higher multiples. In addition, macro-thematic insights that track policy shifts, recession odds and bond market credit spreads failed to time the rotation within information technology as the market’s perception of the biggest artificial intelligence beneficiaries shifted.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class R Shares	MSCI All Country World Index (Net)
Jul 15	$9,918	$10,087
Aug 15	$9,390	$9,395
Sep 15	$8,784	$9,055
Oct 15	$9,282	$9,766
Nov 15	$9,218	$9,685
Dec 15	$8,964	$9,510
Jan 16	$8,047	$8,937
Feb 16	$7,997	$8,875
Mar 16	$8,615	$9,533
Apr 16	$8,846	$9,674
May 16	$8,896	$9,686
Jun 16	$8,846	$9,627
Jul 16	$9,337	$10,042
Aug 16	$9,432	$10,076
Sep 16	$9,591	$10,138
Oct 16	$9,132	$9,966
Nov 16	$9,459	$10,041
Dec 16	$9,615	$10,258
Jan 17	$9,916	$10,539
Feb 17	$9,966	$10,834
Mar 17	$10,020	$10,967
Apr 17	$10,221	$11,138
May 17	$10,380	$11,384
Jun 17	$10,498	$11,436
Jul 17	$10,830	$11,755
Aug 17	$10,844	$11,800
Sep 17	$11,240	$12,028
Oct 17	$11,377	$12,278
Nov 17	$11,636	$12,516
Dec 17	$11,831	$12,717
Jan 18	$12,487	$13,435
Feb 18	$12,008	$12,871
Mar 18	$11,837	$12,595
Apr 18	$11,799	$12,715
May 18	$11,844	$12,731
Jun 18	$11,736	$12,662
Jul 18	$12,102	$13,044
Aug 18	$12,197	$13,147
Sep 18	$12,241	$13,204
Oct 18	$11,263	$12,214
Nov 18	$11,297	$12,393
Dec 18	$10,418	$11,520
Jan 19	$11,362	$12,430
Feb 19	$11,638	$12,762
Mar 19	$11,723	$12,923
Apr 19	$12,130	$13,359
May 19	$11,467	$12,567
Jun 19	$12,149	$13,390
Jul 19	$12,117	$13,429
Aug 19	$11,808	$13,110
Sep 19	$12,044	$13,386
Oct 19	$12,346	$13,752
Nov 19	$12,653	$14,088
Dec 19	$13,046	$14,584
Jan 20	$12,886	$14,423
Feb 20	$11,906	$13,258
Mar 20	$10,093	$11,468
Apr 20	$11,219	$12,697
May 20	$11,819	$13,249
Jun 20	$12,219	$13,672
Jul 20	$12,853	$14,395
Aug 20	$13,686	$15,277
Sep 20	$13,233	$14,784
Oct 20	$12,886	$14,425
Nov 20	$14,371	$16,203
Dec 20	$15,037	$16,955
Jan 21	$15,023	$16,878
Feb 21	$15,404	$17,269
Mar 21	$15,772	$17,730
Apr 21	$16,403	$18,505
May 21	$16,666	$18,793
Jun 21	$16,805	$19,041
Jul 21	$16,916	$19,172
Aug 21	$17,292	$19,652
Sep 21	$16,483	$18,840
Oct 21	$17,260	$19,802
Nov 21	$16,908	$19,325
Dec 21	$17,648	$20,098
Jan 22	$16,852	$19,111
Feb 22	$16,239	$18,617
Mar 22	$16,587	$19,020
Apr 22	$15,228	$17,498
May 22	$15,469	$17,519
Jun 22	$14,126	$16,042
Jul 22	$14,963	$17,162
Aug 22	$14,337	$16,530
Sep 22	$12,957	$14,948
Oct 22	$13,896	$15,850
Nov 22	$15,093	$17,079
Dec 22	$14,447	$16,407
Jan 23	$15,450	$17,583
Feb 23	$14,944	$17,079
Mar 23	$15,509	$17,606
Apr 23	$15,719	$17,859
May 23	$15,466	$17,668
Jun 23	$16,435	$18,693
Jul 23	$17,016	$19,378
Aug 23	$16,528	$18,836
Sep 23	$15,854	$18,057
Oct 23	$15,492	$17,514
Nov 23	$16,899	$19,131
Dec 23	$17,639	$20,050
Jan 24	$17,622	$20,167
Feb 24	$18,460	$21,033
Mar 24	$19,196	$21,693
Apr 24	$18,443	$20,977
May 24	$19,410	$21,829
Jun 24	$19,984	$22,316
Jul 24	$20,258	$22,675
Aug 24	$20,617	$23,251
Sep 24	$21,028	$23,791
Oct 24	$20,703	$23,257
Nov 24	$21,550	$24,127
Dec 24	$20,874	$23,556
Jan 25	$21,474	$24,347
Feb 25	$21,404	$24,200
Mar 25	$20,635	$23,244
Apr 25	$20,675	$23,461
May 25	$21,813	$24,810
Jun 25	$22,812	$25,923

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	14.15%	13.30%	8.60%
MSCI All Country World Index (Net)...
	16.17	13.65	9.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 473,308,291
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,151,815
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$473,308,291
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$2,151,815
Portfolio Turnover Rate...
160%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
United States...
66.1%
Japan...
7.0
Canada...
3.8
China...
3.1
United Kingdom...
2.8
Taiwan...
2.4
Germany...
2.2
France...
1.8
Switzerland...
1.6
South Korea...
1.4
OtherFootnote Reference(a)...
5.6
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.1
SecurityFootnote Reference(b)	Percent of Net Assets
NVIDIA Corp...
4.5%
Apple, Inc...
4.3
Microsoft Corp...
4.0
Amazon.com, Inc...
2.5
Bank of America Corp...
1.8
Pfizer, Inc...
1.6
S&P Global, Inc...
1.6
Alphabet, Inc., Class A...
1.5
Morgan Stanley...
1.5
Novartis AG (Registered)...
1.5
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000007432
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Institutional Shares returned 14.73%.

  For the same period, the MSCI All Country World Index (Net) returned 16.17%.

What contributed to performance?

Positive contributions to the Fund’s return were driven by sentiment insights. In particular, measures designed to evaluate informed investor positioning spotted a rotation out of crowded momentum trades and into more resilient themes, which benefited holdings of European financials, aerospace and defense firms, as well as Japanese banks. Text-based sentiment measures analyzing brokerage firm reports and conference call transcripts also contributed by steering the portfolio toward consumer staples companies. Alongside these gains from sentiment measures, a quality insight that penalizes companies issuing new shares added stability during periods of market volatility, supporting overall results.

What detracted from performance?

Detractors included fundamental valuation measures that favored lower-priced, lower-volatility stocks such as U.S. homebuilders, as investors chased growth and were willing to pay higher multiples. In addition, macro-thematic insights that track policy shifts, recession odds and bond market credit spreads failed to time the rotation within information technology as the market’s perception of the biggest artificial intelligence beneficiaries shifted.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI All Country World Index (Net)
Jul 15	$9,926	$10,087
Aug 15	$9,403	$9,395
Sep 15	$8,798	$9,055
Oct 15	$9,302	$9,766
Nov 15	$9,244	$9,685
Dec 15	$8,995	$9,510
Jan 16	$8,078	$8,937
Feb 16	$8,034	$8,875
Mar 16	$8,657	$9,533
Apr 16	$8,898	$9,674
May 16	$8,955	$9,686
Jun 16	$8,906	$9,627
Jul 16	$9,407	$10,042
Aug 16	$9,513	$10,076
Sep 16	$9,676	$10,138
Oct 16	$9,220	$9,966
Nov 16	$9,554	$10,041
Dec 16	$9,719	$10,258
Jan 17	$10,028	$10,539
Feb 17	$10,086	$10,834
Mar 17	$10,148	$10,967
Apr 17	$10,358	$11,138
May 17	$10,527	$11,384
Jun 17	$10,651	$11,436
Jul 17	$10,997	$11,755
Aug 17	$11,018	$11,800
Sep 17	$11,422	$12,028
Oct 17	$11,566	$12,278
Nov 17	$11,838	$12,516
Dec 17	$12,041	$12,717
Jan 18	$12,716	$13,435
Feb 18	$12,234	$12,871
Mar 18	$12,063	$12,595
Apr 18	$12,030	$12,715
May 18	$12,079	$12,731
Jun 18	$11,974	$12,662
Jul 18	$12,356	$13,044
Aug 18	$12,456	$13,147
Sep 18	$12,506	$13,204
Oct 18	$11,515	$12,214
Nov 18	$11,554	$12,393
Dec 18	$10,657	$11,520
Jan 19	$11,629	$12,430
Feb 19	$11,910	$12,762
Mar 19	$12,008	$12,923
Apr 19	$12,428	$13,359
May 19	$11,755	$12,567
Jun 19	$12,457	$13,390
Jul 19	$12,434	$13,429
Aug 19	$12,123	$13,110
Sep 19	$12,365	$13,386
Oct 19	$12,687	$13,752
Nov 19	$13,002	$14,088
Dec 19	$13,412	$14,584
Jan 20	$13,254	$14,423
Feb 20	$12,246	$13,258
Mar 20	$10,387	$11,468
Apr 20	$11,554	$12,697
May 20	$12,175	$13,249
Jun 20	$12,592	$13,672
Jul 20	$13,254	$14,395
Aug 20	$14,116	$15,277
Sep 20	$13,653	$14,784
Oct 20	$13,307	$14,425
Nov 20	$14,840	$16,203
Dec 20	$15,541	$16,955
Jan 21	$15,528	$16,878
Feb 21	$15,924	$17,269
Mar 21	$16,314	$17,730
Apr 21	$16,972	$18,505
May 21	$17,252	$18,793
Jun 21	$17,405	$19,041
Jul 21	$17,527	$19,172
Aug 21	$17,927	$19,652
Sep 21	$17,100	$18,840
Oct 21	$17,914	$19,802
Nov 21	$17,548	$19,325
Dec 21	$18,320	$20,098
Jan 22	$17,503	$19,111
Feb 22	$16,878	$18,617
Mar 22	$17,247	$19,020
Apr 22	$15,841	$17,498
May 22	$16,096	$17,519
Jun 22	$14,704	$16,042
Jul 22	$15,585	$17,162
Aug 22	$14,939	$16,530
Sep 22	$13,504	$14,948
Oct 22	$14,489	$15,850
Nov 22	$15,745	$17,079
Dec 22	$15,075	$16,407
Jan 23	$16,131	$17,583
Feb 23	$15,603	$17,079
Mar 23	$16,204	$17,606
Apr 23	$16,428	$17,859
May 23	$16,182	$17,668
Jun 23	$17,195	$18,693
Jul 23	$17,817	$19,378
Aug 23	$17,303	$18,836
Sep 23	$16,616	$18,057
Oct 23	$16,233	$17,514
Nov 23	$17,723	$19,131
Dec 23	$18,501	$20,050
Jan 24	$18,486	$20,167
Feb 24	$19,375	$21,033
Mar 24	$20,160	$21,693
Apr 24	$19,375	$20,977
May 24	$20,403	$21,829
Jun 24	$21,012	$22,316
Jul 24	$21,313	$22,675
Aug 24	$21,695	$23,251
Sep 24	$22,143	$23,791
Oct 24	$21,812	$23,257
Nov 24	$22,708	$24,127
Dec 24	$22,004	$23,556
Jan 25	$22,646	$24,347
Feb 25	$22,579	$24,200
Mar 25	$21,778	$23,244
Apr 25	$21,837	$23,461
May 25	$23,038	$24,810
Jun 25	$24,106	$25,923

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	14.73%	13.87%	9.20%
MSCI All Country World Index (Net)...
	16.17	13.65	9.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 473,308,291
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,151,815
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$473,308,291
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$2,151,815
Portfolio Turnover Rate...
160%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
United States...
66.1%
Japan...
7.0
Canada...
3.8
China...
3.1
United Kingdom...
2.8
Taiwan...
2.4
Germany...
2.2
France...
1.8
Switzerland...
1.6
South Korea...
1.4
OtherFootnote Reference(a)...
5.6
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.1
SecurityFootnote Reference(b)	Percent of Net Assets
NVIDIA Corp...
4.5%
Apple, Inc...
4.3
Microsoft Corp...
4.0
Amazon.com, Inc...
2.5
Bank of America Corp...
1.8
Pfizer, Inc...
1.6
S&P Global, Inc...
1.6
Alphabet, Inc., Class A...
1.5
Morgan Stanley...
1.5
Novartis AG (Registered)...
1.5
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000007429
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Investor A Shares returned 14.48%.

  For the same period, the MSCI All Country World Index (Net) returned 16.17%.

What contributed to performance?

Positive contributions to the Fund’s return were driven by sentiment insights. In particular, measures designed to evaluate informed investor positioning spotted a rotation out of crowded momentum trades and into more resilient themes, which benefited holdings of European financials, aerospace and defense firms, as well as Japanese banks. Text-based sentiment measures analyzing brokerage firm reports and conference call transcripts also contributed by steering the portfolio toward consumer staples companies. Alongside these gains from sentiment measures, a quality insight that penalizes companies issuing new shares added stability during periods of market volatility, supporting overall results.

What detracted from performance?

Detractors included fundamental valuation measures that favored lower-priced, lower-volatility stocks such as U.S. homebuilders, as investors chased growth and were willing to pay higher multiples. In addition, macro-thematic insights that track policy shifts, recession odds and bond market credit spreads failed to time the rotation within information technology as the market’s perception of the biggest artificial intelligence beneficiaries shifted.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	MSCI All Country World Index (Net)
Jul 15	$9,403	$10,087
Aug 15	$8,904	$9,395
Sep 15	$8,330	$9,055
Oct 15	$8,805	$9,766
Nov 15	$8,748	$9,685
Dec 15	$8,512	$9,510
Jan 16	$7,643	$8,937
Feb 16	$7,595	$8,875
Mar 16	$8,184	$9,533
Apr 16	$8,408	$9,674
May 16	$8,456	$9,686
Jun 16	$8,412	$9,627
Jul 16	$8,881	$10,042
Aug 16	$8,977	$10,076
Sep 16	$9,129	$10,138
Oct 16	$8,697	$9,966
Nov 16	$9,009	$10,041
Dec 16	$9,160	$10,258
Jan 17	$9,450	$10,539
Feb 17	$9,503	$10,834
Mar 17	$9,559	$10,967
Apr 17	$9,753	$11,138
May 17	$9,906	$11,384
Jun 17	$10,019	$11,436
Jul 17	$10,341	$11,755
Aug 17	$10,357	$11,800
Sep 17	$10,736	$12,028
Oct 17	$10,869	$12,278
Nov 17	$11,123	$12,516
Dec 17	$11,313	$12,717
Jan 18	$11,941	$13,435
Feb 18	$11,488	$12,871
Mar 18	$11,318	$12,595
Apr 18	$11,291	$12,715
May 18	$11,335	$12,731
Jun 18	$11,231	$12,662
Jul 18	$11,586	$13,044
Aug 18	$11,679	$13,147
Sep 18	$11,722	$13,204
Oct 18	$10,788	$12,214
Nov 18	$10,826	$12,393
Dec 18	$9,987	$11,520
Jan 19	$10,894	$12,430
Feb 19	$11,155	$12,762
Mar 19	$11,246	$12,923
Apr 19	$11,632	$13,359
May 19	$11,002	$12,567
Jun 19	$11,654	$13,390
Jul 19	$11,632	$13,429
Aug 19	$11,337	$13,110
Sep 19	$11,563	$13,386
Oct 19	$11,858	$13,752
Nov 19	$12,150	$14,088
Dec 19	$12,537	$14,584
Jan 20	$12,387	$14,423
Feb 20	$11,440	$13,258
Mar 20	$9,703	$11,468
Apr 20	$10,788	$12,697
May 20	$11,371	$13,249
Jun 20	$11,752	$13,672
Jul 20	$12,370	$14,395
Aug 20	$13,172	$15,277
Sep 20	$12,733	$14,784
Oct 20	$12,410	$14,425
Nov 20	$13,838	$16,203
Dec 20	$14,486	$16,955
Jan 21	$14,474	$16,878
Feb 21	$14,840	$17,269
Mar 21	$15,199	$17,730
Apr 21	$15,811	$18,505
May 21	$16,069	$18,793
Jun 21	$16,207	$19,041
Jul 21	$16,315	$19,172
Aug 21	$16,684	$19,652
Sep 21	$15,912	$18,840
Oct 21	$16,663	$19,802
Nov 21	$16,322	$19,325
Dec 21	$17,038	$20,098
Jan 22	$16,277	$19,111
Feb 22	$15,692	$18,617
Mar 22	$16,024	$19,020
Apr 22	$14,720	$17,498
May 22	$14,953	$17,519
Jun 22	$13,657	$16,042
Jul 22	$14,467	$17,162
Aug 22	$13,871	$16,530
Sep 22	$12,528	$14,948
Oct 22	$13,447	$15,850
Nov 22	$14,607	$17,079
Dec 22	$13,983	$16,407
Jan 23	$14,957	$17,583
Feb 23	$14,470	$17,079
Mar 23	$15,021	$17,606
Apr 23	$15,229	$17,859
May 23	$14,993	$17,668
Jun 23	$15,931	$18,693
Jul 23	$16,497	$19,378
Aug 23	$16,024	$18,836
Sep 23	$15,379	$18,057
Oct 23	$15,028	$17,514
Nov 23	$16,397	$19,131
Dec 23	$17,118	$20,050
Jan 24	$17,103	$20,167
Feb 24	$17,924	$21,033
Mar 24	$18,644	$21,693
Apr 24	$17,910	$20,977
May 24	$18,855	$21,829
Jun 24	$19,415	$22,316
Jul 24	$19,691	$22,675
Aug 24	$20,040	$23,251
Sep 24	$20,447	$23,791
Oct 24	$20,134	$23,257
Nov 24	$20,963	$24,127
Dec 24	$20,303	$23,556
Jan 25	$20,894	$24,347
Feb 25	$20,828	$24,200
Mar 25	$20,087	$23,244
Apr 25	$20,137	$23,461
May 25	$21,244	$24,810
Jun 25	$22,226	$25,923

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	14.48%	13.59%	8.90%
Investor A Shares (with sales charge)...
	8.47	12.37	8.31
MSCI All Country World Index (Net)...
	16.17	13.65	9.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 473,308,291
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,151,815
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$473,308,291
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$2,151,815
Portfolio Turnover Rate...
160%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
United States...
66.1%
Japan...
7.0
Canada...
3.8
China...
3.1
United Kingdom...
2.8
Taiwan...
2.4
Germany...
2.2
France...
1.8
Switzerland...
1.6
South Korea...
1.4
OtherFootnote Reference(a)...
5.6
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.1
SecurityFootnote Reference(b)	Percent of Net Assets
NVIDIA Corp...
4.5%
Apple, Inc...
4.3
Microsoft Corp...
4.0
Amazon.com, Inc...
2.5
Bank of America Corp...
1.8
Pfizer, Inc...
1.6
S&P Global, Inc...
1.6
Alphabet, Inc., Class A...
1.5
Morgan Stanley...
1.5
Novartis AG (Registered)...
1.5
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000007431
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$183	1.71%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Investor C Shares returned 13.61%.

  For the same period, the MSCI All Country World Index (Net) returned 16.17%.

What contributed to performance?

Positive contributions to the Fund’s return were driven by sentiment insights. In particular, measures designed to evaluate informed investor positioning spotted a rotation out of crowded momentum trades and into more resilient themes, which benefited holdings of European financials, aerospace and defense firms, as well as Japanese banks. Text-based sentiment measures analyzing brokerage firm reports and conference call transcripts also contributed by steering the portfolio toward consumer staples companies. Alongside these gains from sentiment measures, a quality insight that penalizes companies issuing new shares added stability during periods of market volatility, supporting overall results.

What detracted from performance?

Detractors included fundamental valuation measures that favored lower-priced, lower-volatility stocks such as U.S. homebuilders, as investors chased growth and were willing to pay higher multiples. In addition, macro-thematic insights that track policy shifts, recession odds and bond market credit spreads failed to time the rotation within information technology as the market’s perception of the biggest artificial intelligence beneficiaries shifted.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor C Shares	MSCI All Country World Index (Net)
Jul 15	$9,918	$10,087
Aug 15	$9,387	$9,395
Sep 15	$8,774	$9,055
Oct 15	$9,268	$9,766
Nov 15	$9,204	$9,685
Dec 15	$8,948	$9,510
Jan 16	$8,026	$8,937
Feb 16	$7,973	$8,875
Mar 16	$8,589	$9,533
Apr 16	$8,817	$9,674
May 16	$8,861	$9,686
Jun 16	$8,807	$9,627
Jul 16	$9,293	$10,042
Aug 16	$9,385	$10,076
Sep 16	$9,540	$10,138
Oct 16	$9,079	$9,966
Nov 16	$9,404	$10,041
Dec 16	$9,550	$10,258
Jan 17	$9,846	$10,539
Feb 17	$9,894	$10,834
Mar 17	$9,948	$10,967
Apr 17	$10,142	$11,138
May 17	$10,297	$11,384
Jun 17	$10,409	$11,436
Jul 17	$10,734	$11,755
Aug 17	$10,743	$11,800
Sep 17	$11,132	$12,028
Oct 17	$11,258	$12,278
Nov 17	$11,515	$12,516
Dec 17	$11,700	$12,717
Jan 18	$12,346	$13,435
Feb 18	$11,872	$12,871
Mar 18	$11,694	$12,595
Apr 18	$11,652	$12,715
May 18	$11,687	$12,731
Jun 18	$11,577	$12,662
Jul 18	$11,941	$13,044
Aug 18	$12,023	$13,147
Sep 18	$12,064	$13,204
Oct 18	$11,097	$12,214
Nov 18	$11,120	$12,393
Dec 18	$10,254	$11,520
Jan 19	$11,177	$12,430
Feb 19	$11,440	$12,762
Mar 19	$11,525	$12,923
Apr 19	$11,915	$13,359
May 19	$11,262	$12,567
Jun 19	$11,922	$13,390
Jul 19	$11,894	$13,429
Aug 19	$11,589	$13,110
Sep 19	$11,809	$13,386
Oct 19	$12,100	$13,752
Nov 19	$12,396	$14,088
Dec 19	$12,778	$14,584
Jan 20	$12,612	$14,423
Feb 20	$11,648	$13,258
Mar 20	$9,869	$11,468
Apr 20	$10,964	$12,697
May 20	$11,554	$13,249
Jun 20	$11,935	$13,672
Jul 20	$12,547	$14,395
Aug 20	$13,361	$15,277
Sep 20	$12,907	$14,784
Oct 20	$12,569	$14,425
Nov 20	$14,004	$16,203
Dec 20	$14,656	$16,955
Jan 21	$14,633	$16,878
Feb 21	$14,996	$17,269
Mar 21	$15,352	$17,730
Apr 21	$15,952	$18,505
May 21	$16,203	$18,793
Jun 21	$16,337	$19,041
Jul 21	$16,433	$19,172
Aug 21	$16,795	$19,652
Sep 21	$16,007	$18,840
Oct 21	$16,752	$19,802
Nov 21	$16,396	$19,325
Dec 21	$17,107	$20,098
Jan 22	$16,327	$19,111
Feb 22	$15,735	$18,617
Mar 22	$16,058	$19,020
Apr 22	$14,740	$17,498
May 22	$14,964	$17,519
Jun 22	$13,664	$16,042
Jul 22	$14,462	$17,162
Aug 22	$13,853	$16,530
Sep 22	$12,508	$14,948
Oct 22	$13,414	$15,850
Nov 22	$14,570	$17,079
Dec 22	$13,940	$16,407
Jan 23	$14,894	$17,583
Feb 23	$14,404	$17,079
Mar 23	$14,939	$17,606
Apr 23	$15,139	$17,859
May 23	$14,894	$17,668
Jun 23	$15,820	$18,693
Jul 23	$16,382	$19,378
Aug 23	$15,913	$18,836
Sep 23	$15,273	$18,057
Oct 23	$14,924	$17,514
Nov 23	$16,283	$19,131
Dec 23	$16,999	$20,050
Jan 24	$16,984	$20,167
Feb 24	$17,800	$21,033
Mar 24	$18,515	$21,693
Apr 24	$17,786	$20,977
May 24	$18,724	$21,829
Jun 24	$19,280	$22,316
Jul 24	$19,554	$22,675
Aug 24	$19,900	$23,251
Sep 24	$20,305	$23,791
Oct 24	$19,994	$23,257
Nov 24	$20,817	$24,127
Dec 24	$20,162	$23,556
Jan 25	$20,749	$24,347
Feb 25	$20,683	$24,200
Mar 25	$19,948	$23,244
Apr 25	$19,997	$23,461
May 25	$21,096	$24,810
Jun 25	$22,071	$25,923

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	13.61%	12.73%	8.24%
Investor C Shares (with sales charge)...
	12.65	12.73	8.24
MSCI All Country World Index (Net)...
	16.17	13.65	9.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 473,308,291
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,151,815
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$473,308,291
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$2,151,815
Portfolio Turnover Rate...
160%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
United States...
66.1%
Japan...
7.0
Canada...
3.8
China...
3.1
United Kingdom...
2.8
Taiwan...
2.4
Germany...
2.2
France...
1.8
Switzerland...
1.6
South Korea...
1.4
OtherFootnote Reference(a)...
5.6
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.1
SecurityFootnote Reference(b)	Percent of Net Assets
NVIDIA Corp...
4.5%
Apple, Inc...
4.3
Microsoft Corp...
4.0
Amazon.com, Inc...
2.5
Bank of America Corp...
1.8
Pfizer, Inc...
1.6
S&P Global, Inc...
1.6
Alphabet, Inc., Class A...
1.5
Morgan Stanley...
1.5
Novartis AG (Registered)...
1.5
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.